Provisions - Disclosure of Assumptions Used to Measure Retirement Benefits (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of defined benefit plans
Social security contribution rate	44.00%	44.00%
Discount rate	3.69%	3.69%
Staff turnover	5.86%	5.86%
Duration	20 years	20 years
Executive
Disclosure of defined benefit plans
Retirement assumptions	66 years	66 years
Salary increase rate (including inflation)	3.00%	3.00%
Non-executive
Disclosure of defined benefit plans
Retirement assumptions	64 years	64 years
Salary increase rate (including inflation)	0.025%	0.025%